Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		2.20%	4.10%
Investment tax credits		(1.50%)	(0.50%)
Production tax credits		(0.80%)	(0.60%)
Reversal of excess deferred income taxes		(5.10%)	(1.40%)
Write-off of regulatory assets		(34.10%)
Other, net		(2.00%)	(2.10%)
Effective tax rate		(20.30%)	20.50%
Virginia Electric and Power Company
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		4.60%	4.50%
Investment tax credits		(3.20%)	(0.90%)
Production tax credits		(1.00%)	(0.70%)
Reversal of excess deferred income taxes		(5.00%)	(2.00%)
Other, net		0.10%	(0.30%)
Effective tax rate		16.50%	21.60%
Dominion Energy Gas Holdings, LLC
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		3.40%	5.50%
Reversal of excess deferred income taxes		(0.70%)	(0.80%)
Other, net	[1]	(3.80%)	(4.00%)
Effective tax rate		19.90%	21.70%

[1]	Includes (3.6) % relating to the absence of tax on noncontrolling interest in both 2019 and 2018.